Note 12 - Stock Incentive Plan (Details Textual) - USD ($)			6 Months Ended			12 Months Ended
	Feb. 25, 2016	Apr. 15, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Price	$ 504,000					$ 2.50
Non-Employee [Member] | Management Fees - Related Parties [Member]
Allocated Share-based Compensation Expense			$ (25,000)	$ 47,000	$ 131,000	$ (25,000)	$ 47,000	$ 131,000
Restricted Stock [Member] | Sovereign Holdings Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0.3
Restricted Stock [Member] | Sovereign Holdings Inc [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 192,000
Stock Incentive Plan 2015 [Member] | Non-Employee [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 153,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years 182 days
Stock Incentive Plan 2015 [Member] | Restricted Stock [Member] | Nominee of Central Mare Member
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		8 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1,962,000